Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

			Unappropriated		Net Income		Retained
	Legal Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2021	Ps.	2,139,007	Ps.	83,391,732	Ps.	(1,250,342)	Ps.	84,280,397
Appropriation of net income relating to 2020		—		(1,250,342)		1,250,342		—
Dividends		—		(1,053,392)		—		(1,053,392)
Shares cancellation		—		(1,510,290)		—		(1,510,290)
Sale of repurchased shares		—		(1,126,573)		—		(1,126,573)
Cancellation of sale of shares		—		505,357		—		505,357
Share-based compensation		—		1,066,863		—		1,066,863
Net income attributable to stockholders of the Company		—		—		6,055,826		6,055,826
Balance at December 31, 2021		2,139,007		80,023,355		6,055,826		88,218,188
Appropriation of net income relating to 2021		—		6,055,826		(6,055,826)		—
Dividends		—		(1,053,392)		—		(1,053,392)
Sale of repurchased shares		—		(3,080,729)		—		(3,080,729)
Cancellation of sale of shares		—		246,658		—		246,658
Share-based compensation		—		2,009,304		—		2,009,304
Other		—		1,650		—		1,650
Net income attributable to stockholders of the Company		—		44,712,180		—		44,712,180
Balance at December 31, 2022	Ps.	2,139,007	Ps.	128,914,852	Ps.	—	Ps.	131,053,859

Schedule of accumulated other comprehensive income

							Exchange		Remeasurement		Derivative		Share of
					Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other		Exercised for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Common Stock		Foreign		Benefit		Cash Flow		and Joint
	Fund		Instruments		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax	Total
Accumulated at January 1, 2021	Ps.	1,524,860	Ps.	638,406	Ps.	(23,602,220)	Ps.	850,241	Ps.	(1,350,451)	Ps.	(1,915,508)	Ps.	(136,448)	8,434,272	Ps.	(15,556,848)
Changes in other comprehensive income		(19,718)		(123,359)		—		84,232		291,697		1,927,601		245,714	(471,311)		1,934,856
Accumulated at December 31, 2021	Ps.	1,505,142	Ps.	515,047	Ps.	(23,602,220)	Ps.	934,473	Ps.	(1,058,754)	Ps.	12,093	Ps.	109,266	7,962,961	Ps.	(13,621,992)
Changes in other comprehensive income		(131,957)		(906,658)		—		(124,179)		150,343		395,807		4,245,546	(830,788)		2,798,114
Accumulated at December 31, 2022	Ps.	1,373,185	Ps.	(391,611)	Ps.	(23,602,220)	Ps.	810,294	Ps.	(908,411)	Ps.	407,900	Ps.	4,354,812	7,132,173	Ps.	(10,823,878)